Cost of sales (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cost of sales.
Captain costs	$ 6,347,514	$ 9,329,612
Captain bonuses	22,045	68,844
Captain deductions	(48,930)	(87,195)
Tolls and fines	2,119	41,367
Cost of sales	$ 6,322,748	$ 9,352,628